ALPINE SMALL CAP FUND

A SERIES OF ALPINE SERIES TRUST

SUPPLEMENT DATED NOVEMBER 25, 2014
TO THE SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2014

Effective November 25, 2014, the following language replaces the section of the Summary Prospectus titled “Management – Portfolio Managers”:

Portfolio Manager

Mr. Michael T. Smith, Portfolio Manager of the Adviser, is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since March 2014.

Please retain this Supplement for future reference.